Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

On October 11, 2022, and November 9, 2022, the Company drew an additional $343,345, for an aggregate of $686,690, under the Extension Funds and deposited it into the Trust Account for the fourth and fifth months of the Extension.

On October 19, 2022, and November 10, 2022, the Company filed amendments to its Registration Statement on Form S-4.

On November 3, 2022, the Company entered into an Amendment No. 1 to the Agreement and Plan of Merger, which amended certain terms and conditions, including the number of post-closing Board of Directors, Trust Account proceeds, Minimum Cash Conditions and definitions of certain terms.

(xx) authorize or agree to do any of the foregoing actions.

NOTE 12 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, except as identified below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

As discussed in Note 6, on January 21, 2022, the Company issued a Working Capital Loan in the principal amount of up to $1,500,000 to the Sponsor. On January 31, 2022, the Company drew $350,000 on the Working Capital Loan. On April 1, 2022, the Company drew an additional $112,500 on the Working Capital Loan.